CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
General and administrative			$ 1,115,340		$ 1,447,627
Digital asset impairment			233,650,642		264,146,097
Total operating expenses			234,765,982		265,593,724
Loss from operations			(234,765,982)		(265,593,724)
Other (income) expense
Change in fair value of refundable investor advances			(82,054,043)		(77,477,000)
Interest expense, related party			5,463		18,009
Total other (income) expense			(82,048,580)		(77,458,991)
Loss before provision for income taxes			(152,717,402)		(188,134,733)
Provision for income taxes			0		0
Net income (loss)			$ (152,717,402)		$ (188,134,733)
Earnings per share:
Basic			$ 152,717,402		$ 188,134,733
Diluted			$ 152,717,402		$ 188,134,733
Basic weighted-average common shares outstanding			1		1
Diluted weighted-average common shares outstanding			1		1
Armada Acquisition Corp II [Member]
General and administrative	$ 503,862	$ 95,799				$ 4,383,259	$ 142,289	$ 1,706,183
Loss from operations	(503,862)	(95,799)				(4,383,259)	(142,289)	(1,706,183)
Other (income) expense
Interest earned on cash and marketable securities held in Trust Account	2,129,189	982,945				6,536,139	982,945	3,478,166
Total other (income) expense	2,129,189	982,945				6,536,139	982,945	3,478,166
Net income (loss)	$ 1,625,327	$ 887,146				$ 2,152,880	$ 840,656	$ 1,771,983
Armada Acquisition Corp II [Member] | Class A & Class B ordinary shares [Member]
Earnings per share:
Basic	$ (0.05)	$ (0.05)				$ (0.07)	$ (0.08)
Diluted	$ 0.05	$ 0.05				$ 0.07	$ 0.07
Basic weighted-average common shares outstanding	8,590,000	7,596,957				8,590,000	7,103,193
Diluted weighted-average common shares outstanding	8,590,000	8,184,286				8,590,000	7,982,556
Armada Acquisition Corp II [Member] | Common Stock Subject To Possible Redemption [Member] | Class A ordinary shares [Member]
Earnings per share:
Basic	$ (0.05)	$ 0.05				$ (0.07)	$ 0.08	$ 0.11
Diluted	$ 0.05	$ 0.05				$ 0.07	$ 0.07	$ 0.11
Basic weighted-average common shares outstanding	23,000,000	9,857,143				23,000,000	3,322,222	8,323,204
Diluted weighted-average common shares outstanding	23,000,000	9,857,143				23,000,000	3,322,222	8,323,204
Armada Acquisition Corp II [Member] | Common Stock Subject To Possible Redemption [Member] | Class A & Class B ordinary shares [Member]
Earnings per share:
Basic								$ 0.11
Diluted								$ 0.11
Basic weighted-average common shares outstanding								7,481,056
Diluted weighted-average common shares outstanding								8,136,934
Pathfinder Digital Assets LLC [Member]
General and administrative				$ 906,739	$ 2,149,210
Total operating expenses				906,739	2,149,210
Loss from operations				(906,739)	(2,149,210)
Other (income) expense
Interest expense, related party				6,032	86,997
Interest income, related party				(5,463)	(18,009)
Total other (income) expense				569	68,988
Net income (loss)				$ (907,308)	$ (2,218,198)